Document And Entity Information	Nov. 07, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2023
Entity Registrant Name	INOZYME PHARMA, INC.
Entity Central Index Key	0001693011
Entity Emerging Growth Company	true
Securities Act File Number	001-39397
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-4024528
Entity Address, Address Line One	321 Summer Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	857
Local Phone Number	330-4340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	INZY
Security Exchange Name	NASDAQ